Commitments and Contingencies (Details) - USD ($)			12 Months Ended
	Feb. 26, 2021	Dec. 31, 2020	Dec. 31, 2021
Commitments and Contingencies (Details) [Line Items]
Underwriting discount percent	2.00%	(2.00%)
Gross proceeds	$ 6,900,000		$ 12,075,000
Deferred underwriting discount percent		3.50%	3.50%
IPO [Member]
Commitments and Contingencies (Details) [Line Items]
Estimated proceeds from the issuance of common stock		$ 6,000,000
Initial Public Offer Including Overallotment [Member]
Commitments and Contingencies (Details) [Line Items]
Estimated proceeds from the issuance of common stock		$ 6,900,000
Underwriting Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Underwriting agreement, description		the underwriters a 45-day option from the date of this prospectus to purchase up to an additional 4,500,000 units to cover over-allotments, if any.	The underwriter had a 45-day option from the date of the IPO to purchase up to an aggregate of 4,500,000 additional Units at the public offering price less the underwriting commissions.